Employee Benefit Plans (Details) - Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pension Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	$ 276,757		$ 349,635
Current service cost	4,013		5,902
Interest expense	14,172		11,238
Remeasurements
Actuarial gains arising from plan experience	6,341		9,258
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	18,911		(86,378)
Benefits paid	(13,768)		(14,073)
Remeasurements
Contributions by plan participants	928		935
Foreign exchange & other	192		240
Benefit obligation, Ending	307,546		276,757
(Pension benefits) accrued benefit liabilities	(40,624)		(47,312)
Pension Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning					$ 58,835	$ 72,906
Current service cost		$ 684		$ 540
Interest expense		3,010		2,108
Remeasurements
Actuarial gains arising from plan experience		(353)		(123)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		1,182		(18,751)
Benefits paid		(3,457)		(3,116)
Remeasurements
Contributions by plan participants
Foreign exchange & other		(1,355)		5,271
Benefit obligation, Ending		58,546		58,835
(Pension benefits) accrued benefit liabilities					8,633	11,117
Pension Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning					335,592	422,541
Current service cost		4,697		6,442
Interest expense		17,182		13,346
Remeasurements
Actuarial gains arising from plan experience		5,988		9,135
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		20,093		(105,129)
Benefits paid		(17,225)		(17,189)
Remeasurements
Contributions by plan participants		928		935
Foreign exchange & other		(1,163)		5,511
Benefit obligation, Ending		366,092		335,592
(Pension benefits) accrued benefit liabilities					(31,991)	(36,195)
Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	17,888		22,429
Current service cost	466		710
Interest expense	927		731
Remeasurements
Actuarial gains arising from plan experience
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	1,364		(5,346)
Benefits paid	(646)		(636)
Remeasurements
Contributions by plan participants
Foreign exchange & other
Benefit obligation, Ending	19,999		17,888
(Pension benefits) accrued benefit liabilities	19,999		17,888
Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning					3,857	4,865
Current service cost
Interest expense		193		123
Remeasurements
Actuarial gains arising from plan experience		122		(111)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		35		(917)
Benefits paid		(403)		(437)
Remeasurements
Contributions by plan participants
Foreign exchange & other		(84)		334
Benefit obligation, Ending		3,720		3,857
(Pension benefits) accrued benefit liabilities					3,720	3,857
Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning					21,745	27,294
Current service cost		466		710
Interest expense		1,120		854
Remeasurements
Actuarial gains arising from plan experience		122		(111)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		1,399		(6,263)
Benefits paid		(1,049)		(1,073)
Remeasurements
Contributions by plan participants
Foreign exchange & other		(84)		334
Benefit obligation, Ending		23,719		21,745
(Pension benefits) accrued benefit liabilities					$ 23,719	$ 21,745
Plan Assets [Member] | Pension Plans Canadian [Member]
Remeasurements
Benefits paid	13,768		14,073
Remeasurements
Return on plan assets, excluding interest income	(20,499)		57,560
Administrative costs	511		435
Fair value of plan assets, Beginning	(324,069)		(379,740)
Contributions by plan participants	(928)		(935)
Contributions by employer (net of transfer to other plans)	(487)		(3,348)
Interest income	(16,466)		(12,037)
Foreign exchange & other			(77)
Fair value of plan assets, Ending	(348,170)		(324,069)
Plan Assets [Member] | Pension Plans US [Member]
Remeasurements
Benefits paid		3,457		3,116
Remeasurements
Return on plan assets, excluding interest income		(2,053)		11,526
Administrative costs
Fair value of plan assets, Beginning		(47,718)		(54,979)
Contributions by plan participants
Contributions by employer (net of transfer to other plans)		(2,275)		(1,807)
Interest income		(2,443)		(1,575)
Foreign exchange & other		1,119		(3,999)
Fair value of plan assets, Ending		(49,913)		(47,718)
Plan Assets [Member] | Pension Plans Total [Member]
Remeasurements
Benefits paid		17,225		17,189
Remeasurements
Return on plan assets, excluding interest income		(22,552)		69,086
Administrative costs		511		435
Fair value of plan assets, Beginning		(371,787)		(434,719)
Contributions by plan participants		(928)		(935)
Contributions by employer (net of transfer to other plans)		(2,762)		(5,155)
Interest income		(18,909)		(13,612)
Foreign exchange & other		1,119		(4,076)
Fair value of plan assets, Ending		(398,083)		(371,787)
Plan Assets [Member] | Other Post-employment Benefit Plans Canadian [Member]
Remeasurements
Benefits paid	646		636
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Beginning
Contributions by plan participants
Contributions by employer (net of transfer to other plans)	(646)		(636)
Interest income
Foreign exchange & other
Fair value of plan assets, Ending
Plan Assets [Member] | Other Post-employment Benefit Plans US [Member]
Remeasurements
Benefits paid		403		437
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Beginning
Contributions by plan participants
Contributions by employer (net of transfer to other plans)		(403)		(437)
Interest income
Foreign exchange & other
Fair value of plan assets, Ending
Plan Assets [Member] | Other Post-employment Benefit Plans Total [Member]
Remeasurements
Benefits paid		1,049		1,073
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Beginning
Contributions by plan participants
Contributions by employer (net of transfer to other plans)		(1,049)		(1,073)
Interest income
Foreign exchange & other
Fair value of plan assets, Ending